Shareholder Report	12 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AB CORPORATE SHARES
Entity Central Index Key	0001274676
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000270956
Shareholder Report [Line Items]
Fund Name	AB Municipal Income Shares C
Class Name	AB Municipal Income Shares C
Trading Symbol	MICAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Income Shares C (the “Fund”) for the period of February 2, 2026 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/MISHC-A
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares C	$4	0.18%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.18%	[1]
AssetsNet	$ 484,989,646
Holdings Count | Holding	187
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$484,989,646
# of Portfolio Holdings	187
Portfolio Turnover Rate	5%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	0.4%
AA	31.3%
A	29.6%
BBB	13.7%
BB	8.0%
A-1+	0.4%
Not Rated	16.6%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000270957
Shareholder Report [Line Items]
Fund Name	AB Municipal Income Shares N
Class Name	AB Municipal Income Shares N
Trading Symbol	MISNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Income Shares N (the “Fund”) for the period of February 2, 2026 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/MISHN-A
Expenses [Text Block]

What were the Fund costs for the last period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares N	$2	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.07%	[2]
AssetsNet	$ 402,361,116
Holdings Count | Holding	188
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$402,361,116
# of Portfolio Holdings	188
Portfolio Turnover Rate	1%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	5.6%
AA	25.1%
A	21.4%
BBB	33.5%
BB	3.0%
A-1+	1.7%
Not Rated	9.7%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the "Adviser"). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000030134
Shareholder Report [Line Items]
Fund Name	AB Corporate Income Shares
Class Name	AB Corporate Income Shares
Trading Symbol	ACISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Corporate Income Shares (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ACISX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Corporate Income Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period ended April 30, 2026, the Fund outperformed the Bloomberg US Credit Bond Index (the “benchmark”), before sales charges. Security selection in banking, electric utilities, technology and consumer noncyclicals contributed the most to performance. Yield-curve positioning detracted, mainly from overweights to maturities in the 10- to 20-year parts of the yield curve that were partially offset by gains from an overweight to the six-month part of the curve, and an underweight to the two-year part of the curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	AB Corporate Income Shares	Bloomberg US Credit Bond Index
04/16	$10,000	$10,000
04/17	$10,308	$10,274
04/18	$10,359	$10,340
04/19	$11,088	$11,000
04/20	$12,047	$12,030
04/21	$12,967	$12,542
04/22	$11,656	$11,271
04/23	$11,708	$11,352
04/24	$11,982	$11,438
04/25	$12,976	$12,309
04/26	$13,759	$12,955

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
AB Corporate Income Shares	6.03%	1.14%	3.24%
Bloomberg US Credit Bond Index	5.25%	0.65%	2.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 153,228,504
Holdings Count | Holding	260
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	189.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$153,228,504
# of Portfolio Holdings	260
Portfolio Turnover Rate	189%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Investment Grade	96.5%
Governments - Sovereign Bonds	0.7%
Corporates - Non-Investment Grade	0.6%
Quasi-Sovereigns	0.3%
Other assets less liabilities	1.9%
Total	100.0%

Material Fund Change [Text Block]
C000192686
Shareholder Report [Line Items]
Fund Name	AB Impact Municipal Income Shares
Class Name	AB Impact Municipal Income Shares
Trading Symbol	ABIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Impact Municipal Income Shares (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/ABIMX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Impact Municipal Income Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Overall, security selection within prepay energy and local general obligation added to performance, relative to the benchmark. Other contributors to performance included an overweight to senior living and multifamily housing. Consumer Price Index (“CPI”) swaps also contributed to performance.

The Fund used interest-rate swaps and CPI swaps for hedging purposes, which contributed to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	AB Impact Municipal Income Shares	Bloomberg Municipal Bond Index
09/17	$10,000	$10,000
04/18	$9,956	$9,866
04/19	$10,709	$10,473
04/20	$10,752	$10,700
04/21	$12,158	$11,528
04/22	$11,154	$10,619
04/23	$11,316	$10,925
04/24	$11,734	$11,152
04/25	$12,127	$11,338
04/26	$12,925	$12,057

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	Since Inception 9/12/17
AB Impact Municipal Income Shares	6.58%	1.19%	3.02%
Bloomberg Municipal Bond Index	6.34%	0.90%	2.19%

Performance Inception Date	Sep. 12, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 611,210,769
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$611,210,769
# of Portfolio Holdings	251
Portfolio Turnover Rate	31%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	0.5%
AA	26.3%
A	14.9%
BBB	38.0%
BB	7.2%
B	1.5%
Not Rated	11.6%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000090717
Shareholder Report [Line Items]
Fund Name	AB Municipal Income Shares
Class Name	AB Municipal Income Shares
Trading Symbol	MISHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Municipal Income Shares (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	Fund
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/MISHX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Municipal Income Shares	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

For the 12-month period, the Fund outperformed the Bloomberg Municipal Bond Index (the “benchmark”). Overweights to lower-rated, noninvestment-grade bonds contributed to the Fund, relative to the benchmark, which is fully composed of investment-grade bonds. Security selection within multifamily housing and senior living contributed, while industry Industrial Development Revenue and not-for-profit health care detracted. Consumer Price Index (“CPI”) swaps, as well as an overweight to taxable municipals, contributed to overall performance.

The Fund used derivatives in the form of interest-rate swaps and CPI swaps for hedging purposes, which contributed to overall performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	AB Municipal Income Shares	Bloomberg Municipal Bond Index
04/16	$10,000	$10,000
04/17	$10,087	$10,014
04/18	$10,546	$10,170
04/19	$11,340	$10,797
04/20	$10,860	$11,030
04/21	$13,213	$11,884
04/22	$12,218	$10,947
04/23	$12,453	$11,262
04/24	$12,802	$11,497
04/25	$13,492	$11,688
04/26	$14,354	$12,429

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
AB Municipal Income Shares	6.39%	1.61%	3.68%
Bloomberg Municipal Bond Index	6.34%	0.90%	2.20%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 17,410,997,697
Holdings Count | Holding	2,278
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$17,410,997,697
# of Portfolio Holdings	2,278
Portfolio Turnover Rate	21%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Credit Rating BreakdownFootnote Reference*

Table Summary
AAA	1.9%
AA	18.9%
A	21.1%
BBB	19.6%
BB	8.6%
B	0.7%
CCC	0.2%
A-1+	0.5%
Not Rated	28.5%
Total	100.0%
Footnote	Description
Footnote*	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.

Credit Ratings Selection [Text Block]	The Fund’s quality rating breakdown is expressed as a percentage of the Fund’s total investments in fixed-income securities and may vary over time. The quality ratings are determined by using the S&P Global Ratings (“S&P”), Moody’s Investors Services, Inc. (“Moody’s”) and Fitch Ratings, Ltd. (“Fitch”). The Fund considers the credit ratings issued by S&P, Moody’s and Fitch and uses the highest rating issued by the agencies. These ratings are a measure of the quality and safety of a bond or portfolio, based on the issuer’s financial condition. AAA is the highest (best) and D is the lowest (worst). If applicable, the pre-refunded category includes bonds which are secured by U.S. Government securities and therefore are deemed high-quality investment grade by AllianceBernstein L.P. (the “Adviser”). If applicable, Not Applicable (N/A) includes non-credit worthy investments, such as equities, currency contracts, futures and options. If applicable, the Not Rated category includes bonds that are not rated by a nationally recognized statistical rating organization. The Adviser evaluates the creditworthiness of non-rated securities based on a number of factors including, but not limited to, cash flows, enterprise value and economic environment.
Material Fund Change [Text Block]
C000091758
Shareholder Report [Line Items]
Fund Name	AB Taxable Multi-Sector Income Shares
Class Name	AB Taxable Multi-Sector Income Shares
Trading Symbol	CSHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AB Taxable Multi-Sector Income Shares (the “Fund”) for the period of May 1, 2025 to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.abfunds.com/link/AB/CSHTX-A. You can also request this information by contacting us at (800) 227 4618.
Additional Information Phone Number	(800) 227 4618
Additional Information Website	https://www.abfunds.com/link/AB/CSHTX-A
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Table Summary
Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AB Taxable Multi-Sector Income Shares	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

During the 12-month period, the Fund underperformed the Bloomberg US Aggregate ex-Government Bond Index (the “benchmark”). Industry selection detracted, mainly due to a lack of exposure to mortgage-backed securities (“MBS”), both conventional 30-year and Ginnie Mae 30-year MBS. Security selection detracted, particularly auto asset-backed securities, which was partially offset by gains from selections in US municipal bonds. Yield-curve positioning contributed, mostly from an underweight to the six-month part of the curve and an overweight to the five-year part of the curve that were partially offset by losses from an underweight to the two-year part of the curve.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Table Summary
	AB Taxable Multi-Sector Income Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Aggregate ex Government Bond Index
04/16	$10,000	$10,000	$10,000
04/17	$10,149	$10,083	$10,172
04/18	$10,214	$10,051	$10,186
04/19	$10,623	$10,582	$10,762
04/20	$10,987	$11,730	$11,679
04/21	$11,307	$11,698	$11,945
04/22	$10,982	$10,703	$10,831
04/23	$11,226	$10,657	$10,821
04/24	$11,721	$10,500	$10,760
04/25	$12,524	$11,343	$11,652
04/26	$13,070	$11,803	$12,277

Average Annual Return [Table Text Block]
Table Summary
AATR	1 Year	5 Years	10 Years
AB Taxable Multi-Sector Income Shares	4.36%	2.92%	2.71%
Bloomberg U.S. Aggregate Bond Index	4.06%	0.18%	1.67%
Bloomberg U.S. Aggregate ex Government Bond Index	5.36%	0.55%	2.07%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares.
AssetsNet	$ 490,938,088
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	59.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net Assets	$490,938,088
# of Portfolio Holdings	291
Portfolio Turnover Rate	59%
Total Advisory Fees Paid (Net)	$0

Holdings [Text Block]

Security Type Breakdown (% of Net Assets)

Table Summary
Corporates - Investment Grade	70.5%
Local Governments - US Municipal Bonds	9.2%
Collateralized Mortgage Obligations	3.3%
Commercial Mortgage-Backed Securities	1.7%
Asset-Backed Securities	1.7%
Corporates - Non-Investment Grade	0.7%
Short-Term Investments	12.4%
Other assets less liabilities	0.5%
Total	100.0%

Material Fund Change [Text Block]

[1]	Annualized
[2]	Annualized